Trade Notes and Accounts Receivable, Net - Summary of Trade Notes and Accounts Receivable, Net (Detail) $ in Millions, $ in Millions	Dec. 31, 2021 TWD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 TWD ($)	Jan. 01, 2020 TWD ($)
Disclosure Of Financial Assets [Line Items]
Trade notes and accounts receivable	$ 23,947	$ 863	$ 22,622	$ 26,408
Less: Loss allowance	(1,605)		(2,154)
Gross carrying amount [Member]
Disclosure Of Financial Assets [Line Items]
Trade notes and accounts receivable	$ 25,552		$ 24,776